Condensed Consolidated Statement of Operations - USD ($)	6 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Income Statement [Abstract]
Revenue
Operating Expenses
Software development	32,300	175,098
General and administrative expenses (including $45,000 to related party)	65,509	938
Costs paid to related parties (including $252,000 of stock compensation costs)		299,725
Total operating expenses	97,809	475,761
Net loss	$ (97,809)	$ (475,761)
Net loss per share, basic and diluted:	$ 0.00	$ 0.00
Weighted average number of common shares outstanding, basic and diluted	155,560,000	153,084,828